UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2011

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Evanston Investments, Inc. d/b/a Evanston Advisors
Address:  1827 Walden Office Sq.
          Suite 104
          Schaumburg, IL  60173

Form 13F File Number:  028-13844

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Nathan K. Snodgrass
Title:    Vice-President, Chief Compliance Officer
Phone:    847/397-8630

Signature, Place, and Date of Signing:

   /s/ Nathan K. Snodgrass      Schaumburg, Il              04/12/2011
   -----------------------      --------------              ----------
         [Signature]             [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:           46
                                         -----------

Form 13F Information Table Value Total:  $   142,217
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

        COLUMN 1              COLUMN 2     COLUMN 3   COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7          COLUMN 8
-------------------------  --------------  ---------  --------  -------------------  ----------  -------- --------------------------
                                                                                                               VOTING AUTHORITY
                                                       VALUE    SHRS OR   SH/  PUT/  INVESTMENT   OTHER   --------------------------
     NAME OF ISSUER        TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT   PRN  CALL  DISCRETION  MANAGERS   SOLE    SHARED    NONE
-------------------------  --------------  ---------  --------  --------  ---  ----  ----------  -------- -------- -------- --------
Aecom Technology Corp       COM            00766T100     1,045    37,698             SOLE                    5,397            32,301
Aeropostale Inc             COM            007865108       968    39,792             SOLE                    5,160            34,632
Altera Corporation          COM            021441100     1,407    31,955             SOLE                    4,400            27,555
Arch Coal Inc               COM            039380100     4,318   119,811             SOLE                   15,254           104,557
Avnet Inc                   COM            053807103     1,127    33,047             SOLE                    4,621            28,426
Bb&T Corporation            COM            054937107     4,276   155,761             SOLE                   21,473           134,288
Berkshire Hathaway Cl A     COM            084670108     1,253        10             SOLE                        3                 7
Berkshire Hathaway Cl B     COM            084670702     2,838    33,939             SOLE                    2,251            31,688
Chevrontexaco Corp          COM            166764100     4,656    43,319             SOLE                    5,648            37,671
Cliffs Natural Res Inc      COM            18683K101     1,381    14,049             SOLE                    1,990            12,059
Coca Cola Company           COM            191216100       267     4,020             SOLE                        0             4,020
Corning Inc                 COM            219350105     3,933   190,643             SOLE                   25,653           164,990
CSX Corp                    COM            126408103     4,502    57,283             SOLE                    7,528            49,755
Cummins Inc                 COM            231021106     4,280    39,041             SOLE                    4,934            34,107
Eastman Chemical Company    COM            277432100     4,491    45,216             SOLE                    6,173            39,043
Endo Pharmaceuticals
  Holdings                  COM            29264F205     1,101    28,864             SOLE                    4,254            24,610
Express Scripts             COM            302182100     4,095    73,632             SOLE                    9,809            63,823
Exxon Mobil Corporation     COM            30231G102     4,426    52,613             SOLE                    6,914            45,699
Family Dollar Stores Inc    COM            307000109     4,251    82,827             SOLE                   10,897            71,930
Fiserv Inc                  COM            337738108     4,083    65,101             SOLE                    8,454            56,647
Flextronics Intl Ltd        COM            Y2573F102     4,132   553,116             SOLE                   75,585           477,531
Franklin Resources Inc      COM            354613101     3,989    31,890             SOLE                    4,167            27,723
Gamestop Corp Cl A New      COM            36467W109     1,161    51,547             SOLE                    6,742            44,805
Gilead Sciences Inc         COM            375558103     1,119    26,345             SOLE                    3,919            22,426
Hewlett-Packard Company     COM            428236103     3,647    89,022             SOLE                   11,197            77,825
Intel Corp                  COM            458140100     3,695   183,079             SOLE                   23,580           159,499
ITT Corp                    COM            450911102     4,541    75,615             SOLE                   10,365            65,250
Life Technologies Corp      COM            53217V109     3,845    73,351             SOLE                    9,683            63,668
Loews                       COM            540424108     4,063    94,299             SOLE                   12,531            81,768
Medcohealth Solutions       COM            58405U102     3,789    67,464             SOLE                    8,790            58,674
Metro Pcs Group             COM            591708102     1,332    81,990             SOLE                   11,528            70,462
Minnesota Mining & Mfg      COM            88579Y101     4,044    43,253             SOLE                    5,719            37,534
Nice Systems Ltd Adr        COM            653656108     1,176    31,826             SOLE                    4,420            27,406
Oracle Corporation          COM            68389X105     4,200   125,623             SOLE                   16,159           109,464
Perrigo Co                  COM            714290103     4,386    55,161             SOLE                    7,051            48,110
Powershares Db Commodity
  Index                     COM            73935S105       415    13,615             SOLE                    1,064            12,551
Powershs Agriculture ETF    COM            73936B408     3,008    87,876             SOLE                   17,017            70,859
Powershs Base Metals ETF    COM            73936B705     2,193    89,807             SOLE                   17,456            72,351
Powershs Energy ETF         COM            73936B101     4,642   147,596             SOLE                   28,643           118,953
Southwest Airlines Co       COM            844741108     1,067    84,499             SOLE                   12,537            71,962
Teco Energy Inc             COM            872375100     4,050   215,885             SOLE                   28,012           187,873
Tupperware Corporation      COM            899896104     4,553    76,259             SOLE                   10,291            65,968
United Parcel Service B     COM            911312106     4,701    63,256             SOLE                    7,123            56,133
V F Corp                    COM            918204108     4,412    44,774             SOLE                    5,880            38,894
Wolverine World Wide Inc    COM            978097103     1,211    32,489             SOLE                    4,209            28,280
Zimmer Holdings Inc         COM            98956P102     4,149    68,546             SOLE                    9,295            59,251